Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Net earnings									$ 88,002	$ 95,274	$ 65,486
Weighted average shares									62,499	62,576	61,366
Basic earnings per common share	$ 0.44	$ 0.48	$ 0.15	$ 0.34	$ 0.52	$ 0.36	$ 0.38	$ 0.26	$ 1.41	$ 1.52	$ 1.07
Net earnings									$ 88,002	$ 95,274	$ 65,486
Weighted average shares									62,499	62,576	61,366
Dilutive effect of common stock equivalents									2,634	1,931	1,543
Diluted weighted average common shares									65,133	64,507	62,909
Diluted earnings per common share	$ 0.42	$ 0.45	$ 0.15	$ 0.32	$ 0.50	$ 0.35	$ 0.37	$ 0.26	$ 1.35	$ 1.48	$ 1.04